Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class I
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	0.97%	2.84%
Performance Inception Date		Apr. 30, 2007
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class I | Bloomberg U.S. TIPS Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.01%	1.12%	3.09%
Class R
Prospectus [Line Items]
Average Annual Return, Percent			6.64%	0.35%	2.23%
Performance Inception Date		Apr. 30, 2007
Class R | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.90%	(1.00%)	1.30%
Class R | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.91%	(0.31%)	1.32%
Class R | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class R | Bloomberg U.S. TIPS Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.01%	1.12%	3.09%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.